FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-4246
Investment Company Act File Number

C/Funds Group, Inc.
 Exact name of registrant as specified in charter.

201 Center Road, Suite Two, Venice, FL 34285
Address of principal executive offices. Zip code.

C/Funds Group, Inc.
Name and address of agent for service.

941-488-6772
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

June 30, 2005
Date of reporting period.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1: Report to Stockholders.

Investment Advisor

Omnivest Research Corp.
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-4295

Custodian

Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Auditors

Gregory, Sharer & Stuart, P. A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

Investment comments are sent to shareholders in our monthly newsletter and therefore are not included in this semiannual report. This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.

C/Funds Group, Inc.

C/Fund
C/Growth Stock Fund
C/Government Fund
C/C.A.R. Fund

June 30, 2005
Semiannual Report

C/Funds Group, Inc.
201 Center Road, Suite Two
Venice, Florida 34285
(941) 488-6772
www.ctrust.com/cfunds.htm

This Page Left Blank Intentionally

Schedules of Investments

This Page Left Blank Intentionally

Schedule Of Investments C/Fund
June 30, 2005 (Unaudited)

Investments in Common Stocks by Standard Industry Code Major Group
Plus Preferred Stocks and Government Obligations

Common Stocks: 91.9%
Holding	Shares	Value

Air Transportation, Scheduled: 0.4%		$13,930
Southwest Airlines	1,000	13,930

Aircraft & Parts: 10.5%		390,127
Boeing Co.	1,900	125,400
Honeywell International, Inc.	1,900	69,597
United Technologies Corp.	3,800	195,130

Beverages: 3.1%		113,637
Anheuser Busch	750	34,312
Coca-Cola Co.	1,900	79,325

Cigarettes: 3.3%		122,854
Altria Group, Inc.	1,900	122,854

Combination Utility Services: 1.1%		42,188
WPS Resources Corp.	750	42,188

Commercial Banks: 5.4%		200,555
Bank of America Corp.	1,000	45,610
Citigroup, Inc.	1,900	87,837
J. P. Morgan Chase & Co.	1,900	67,108
Common Stocks (Continued)
Holding	Shares	Value

Computer & Data Processing Services: 6.3%		$234,875
IBM Corp.	1,900	140,980
Microsoft Corp.	3,780	93,895

Computer & Office Equipment: 1.2%		44,669
Hewlett Packard Co.	1,900	44,669

Construction & Related Machinery: 4.9%		181,089
Caterpillar	1,900	181,089

Drugs: 4.9%		181,880
Johnson & Johnson	1,900	123,500
Merck & Co., Inc.	1,000	30,800
Pfizer, Inc.	1,000	27,580

Eating & Drinking Places: 1.4%		52,725
McDonald's Restaurants	1,900	52,725

Electric Services: 1.1%		42,060
FPL Group, Inc.	1,000	42,060

Schedule Of Investments C/Fund (Continued)
June 30, 2005 (Unaudited)
Common Stocks (Continued)
Holding	Shares	Value

Electronic Components & Accessories: 1.3%		$49,438
Intel Corp.	1,900	49,438

Gas Production & Distribution: 0.9%		32,595
Peoples Energy Corp.	750	32,595

Life Insurance: 3.0%		110,390
American International Group	1,900	110,390

Lumber & Other Building Materials: 3.2%		117,575
Home Depot, Inc.	1,900	73,910
Lowe's Co.	750	43,665

Lumber & Wood Products: 1.0%		36,300
Plum Creek Timber Co.	1,000	36,300

Medical Service & Health Insurance: 6.8%		250,500
Berkshire Hathaway Inc Delaware*	3	250,500

Misc. Converted Paper Products: 5.7%		209,670
3M Company	2,900	209,670

Motor Vehicles & Equipment: 1.7%		64,600
General Motors Corp.	1,900	64,600

Motor Vehicles, Parts, & Supplies: 1.1%		41,090
Genuine Parts Co.	1,000	41,090

Nonclassifiable Establishments: 1.8%		65,835
General Electric Co.	1,900	65,835

Nonferrous Rolling & Drawing: 1.3%		49,647
Alcoa, Inc.	1,900	49,647

Personal Credit Institutions: 2.7%		101,137
American Express Co.	1,900	101,137

Petroleum Refining: 2.9%		109,193
Exxon Mobil Corp.	1,900	109,193

Plastics Materials & Synthetics: 2.2%		81,719
E. I. Dupont de Nemours & Co.	1,900	81,719

Radio & Television Broadcasting: 1.3%		47,842
Walt Disney Co.	1,900	47,842
Common Stocks (Continued)
Holding	Shares	Value

Research & Testing Services: 0.0%		$29
Atmospheric Glow Technologies*	125	29

Savings Institutions: 0.5%		20,345
Washington Mutual	500	20,345

Soap, Cleaners, & Toilet Goods: 5.4%		200,450
Proctor & Gamble Co.	3,800	200,450

Telephone Communications, Except Radio: 3.0%		110,770
SBC Communications, Inc.	1,900	45,125
Verizon Communications, Inc.	1,900	65,645

Variety Stores: 2.5%		91,580
Wal-Mart Stores	1,900	91,580

Total Common Stocks (Cost $2,847,892)		$3,411,294

Preferred Stocks: 3.6%
Holding	Shares	Value

Commercial Banks: 3.6%		$131,927
Royal Bank of Scotland PFD E	2,550	67,677
Royal Bank of Scotland PFD H	2,500	64,250

Total Preferred Stocks (Cost $135,228)		$131,927

Governments-Fixed: 2.7%
Holding	Par Value	Value

Governments-Fixed: 2.7%		$100,969
U.S. Treasury Notes 4.625% Due 05/15/06	100,000	100,969

Total Governments-Fixed (Cost $100,672)		$100,969

Total Investments: 98.2% (Cost $3,083,792)		$3,644,190

Cash & Equivalents:** 1.5%		$54,830
Other Assets & Liabilities, Net: 0.3%		10,824

Net Assets: 100.0%		$3,709,844

* Non income-producing security.
** Non-restricted collateralized interest-earning bank account deposit.

Schedule Of Investments C/Growth Stock Fund
June 30, 2005 (Unaudited)

Investments in Common Stocks by Standard Industry Code Major Group

Common Stocks: 90.8%
Holding	Shares	Value

Accounting, Auditing, & Bookkeeping: 1.6%		$27,063
Resources Connection*	1,165	27,063

Advertising: 1.7%		27,466
Aquanitive, Inc.*	1,550	27,466

Auto & Home Supply Stores: 2.1%		34,304
O'Reilly Automotive, Inc.*	1,150	34,304

Beverages: 1.8%		30,126
Pepsi Bottling Group	1,053	30,126

Blast Furnace & Basic Steel Products: 1.5%		25,330
Maverick Tube*	850	25,330

Computer & Data Processing Services: 3.6%		58,208
Fiserv, Inc.*	700	30,023
VeriSign, Inc.*	980	28,185

Computer & Office Equipment: 1.7%		27,281
Network Appliance, Inc.*	965	27,281
Common Stocks (Continued)
Holding	Shares	Value

Crude Petroleum & Natural Gas: 5.5%		$89,572
Canadian Natural Resources	910	33,106
Swift Energy Company*	750	26,865
Ultra Petroleum Corp.*	975	29,601

Drugs: 3.9%		63,358
Celgene Corp.*	820	33,374
Invitrogen Corp.*	360	29,984

Drugs, Proprietaries, & Sundries: 2.2%		35,832
McKesson HBOC, Inc.	800	35,832

Eating & Drinking Places: 1.7%		28,000
Starbucks Corp.*	542	28,000

Educational Services: 1.9%		31,109
Laureate Education, Inc.*	650	31,109

Electronic Components & Accessories: 3.3%		53,879
MEMC Electronic Materials, Inc.*	1,725	27,203
Taiwan Semiconductor ADR	2,925	26,676

Schedule Of Investments C/Growth Stock Fund (Continued)
June 30, 2005 (Unaudited)
Common Stocks (Continued)
Holding	Shares	Value

Fire, Marine, & Casualty Insurance: 4.1%		$66,498
Progressive Corp. Ohio	348	34,386
W. R. Berkley Corp.	900	32,112

Glass & Glassware, Pressed Or Blown: 1.6%		26,803
Owens Illinois, Inc.*	1,070	26,803

Hospitals: 2.2%		36,278
Community Health Systems, Inc.*	960	36,278

Hotels & Motels: 1.7%		27,288
Marriott International CL-A	400	27,288

Lumber & Other Building Materials: 3.7%		60,723
Lowe's Co.	1,043	60,723

Medical Service & Health Insurance: 4.5%		72,996
UnitedHealth Group	1,400	72,996

Metals & Minerals, Except Petroleum: 1.4%		23,725
Reliance Steel & Aluminum Co.	640	23,725

Misc. Amusement, Recreation Services: 4.1%		66,874
Harrah's Entertainment, Inc.	527	37,981
MGM Mirage*	730	28,893

Misc. Durable Goods: 1.8%		29,300
SPC Pool Corp.	835	29,300

Misc. Shopping Goods Stores: 1.9%		31,126
Staples, Inc.	1,462	31,126

Motor Vehicles & Equipment: 3.5%		57,845
Borg Warner, Inc.	525	28,177
Oshkosh Truck Corp.	379	29,668

Office Furniture: 1.7%		27,756
Herman Miller, Inc.	900	27,756

Common Stocks (Continued)
Holding	Shares	Value

Offices & Clinics Of Medical Doctors: 2.4%		$39,125
Coventry Health Care, Inc.*	553	39,125

Oil & Gas Field Services: 3.4%		55,984
Precision Drilling Corp.*	660	26,057
Unit Corp.*	680	29,927

Operative Builders: 10.2%		166,709
D. R. Horton, Inc.	920	34,601
MDC Holdings, Inc.	395	32,489
Pulte Homes, Inc.	385	32,436
Standard Pacific Corp.	380	33,421
The Ryland Group, Inc.	445	33,762

Petroleum Refining: 2.1%		34,494
Premcor, Inc.	465	34,494

Radio & Television Broadcasting: 2.0%		32,105
Walt Disney Co.	1,275	32,105

Radio, Television, & Computer Stores: 2.3%		37,703
Best Buy Company	550	37,703

Railroads: 1.5%		24,768
Norfolk Southern Corp.	800	24,768

Telephone Communications, Except Radio: 2.2%		35,541
Nextel Communications CL A*	1,100	35,541

Total Common Stocks (Cost $1,155,839)		$1,485,169

Total Investments: 90.8% (Cost $1,155,839)		$1,485,169

Cash & Equivalents:** 7.6%		$124,122
Other Assets & Liabilities, Net: 1.6%		26,163

NET ASSETS: 100.0%		$1,635,454

* Non income-producing security.
** Non-restricted collateralized interest-earning bank account deposit.

Schedule Of Investments C/Government Fund
June 30, 2005 (Unaudited)

Investments By Maturity

Governments-Fixed: 91.5%
Holding	Par Value	Value

Governments-Fixed: 91.5%		$1,642,883
U.S. Treasury Notes 1.500% Due 07/31/05	200,000	199,781
U.S. Treasury Notes 4.625% Due 05/15/06	200,000	201,937
U.S. Treasury Notes 2.625% Due 11/15/06	200,000	197,500
U.S. Treasury Notes 3.500% Due 11/15/06	150,000	149,930
U.S. Treasury Notes 3.750% Due 03/31/07	200,000	200,406
U.S. Treasury Notes 3.000% Due 11/15/07	200,000	197,250
U.S. Treasury Notes 3.375% Due 02/15/08	200,000	198,719
FHLB Notes 2.500% Due 03/15/06	300,000	297,360

Total Governments-Fixed (Cost $1,653,748)		$1,642,883

Total Investments: 91.5% (Cost $1,653,748)		$1,642,883

Cash & Equivalents:** 7.9%		$142,037
Other Liabilities & Assets, Net: 0.6%		10,621

Net Assets: 100.0%		$1,795,541

** Non-restricted collateralized interest-earning bank account deposit.

Schedule Of Investments C/Community Association Reserve Fund
June 30, 2005 (Unaudited)

Investments By Maturity

Governments-Fixed: 96.1%
Holding	Par Value	Value

Governments-Fixed: 96.1%		449,008
U.S. Treasury Notes 1.500% Due 07/31/05	100,000	99,891
U.S. Treasury Notes 3.500% Due 11/15/06	100,000	99,953
U.S. Treasury Notes 3.750% Due 03/31/07	100,000	100,203
U.S. Treasury Notes 3.250% Due 08/15/07	100,000	99,281
U.S. Treasury Notes 3.375% Due 02/15/08	50,000	49,680

Total Governments-Fixed (Cost $451,478)		449,008

Total Investments: 96.1% (Cost $451,478)		449,008

Cash & Equivalents:** 3.1%		14,397
Other Liabilities & Assets, Net: 0.8%		3,660

Net Assets: 100.0%		467,065

** Non-restricted collateralized interest-earning bank account deposit.

Financial Statements
and
Highlights

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C/Funds Group, Inc. Statements Of Assets And Liabilities
June 30, 2005 (Unaudited)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Securities at Cost	3,083,792	1,155,839	1,653,748	451,478

ASSETS
Cash & Equivalents*	$54,830	$124,122	$142,037	$14,397
Investment in Securities	3,644,190	1,485,169	1,642,883	449,008
Receivables
Dividends & Interest	4,350	1,509	11,372	3,834
Investment Securities Sold	0	49,130	0	0
Receivable from Advisor	8,026	2,961	0	0
Other	0	0	0	0
Total Assets	3,711,396	1,662,891	1,796,292	467,239

LIABILITES
Advisor Fee Payable	1,552	673	400	90
Securities Purchased	0	26,764	0	0
Accrued Other Payables	0	0	351	84
Total Liabilities	1,552	27,437	751	174

NET ASSETS	$3,709,844	$1,635,454	$1,795,541	$467,065

NET ASSETS CONSIST OF:
Paid in Capital	$3,698,800	$1,210,401	$2,018,687	$470,993
Accumulated Net Investment Income (Loss)	3,063	(8,690)	0	0
Accumulated Net Realized (Loss) Gain on Investments	(552,417)	104,413	(212,281)	(1,458)
Net Unrealized Appreciation (Depreciation) on Investments	560,398	329,330	(10,865)	(2,470)
	$3,709,844	$1,635,454	$1,795,541	$467,065

CAPITAL SHARES OUTSTANDING (5,000,000 Shares Authorized at $0.01 Par Value)	246,543	121,362	182,111	47,999

NET ASSET VALUE PER SHARE	$15.05	$13.48	$9.86	$9.73

** Non-restricted collateralized interest-bearing bank account deposits.

C/Funds Group, Inc. Statements of Operations
For Six Months Ending June 30, 2005 (Unaudited)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INVESTMENT INCOME
Dividends	$40,273	$4,025	$0	$0
Interest	5,292	2,426	28,065	6,119
Total investment income	45,565	6,451	28,065	6,119

OPERATING EXPENSES
Investment advisory fee	19,408	7,646	5,455	1,214
Professional fees	10,371	3,874	2,069	456
Administrative fees	1,854	720	350	76
Registration fees	1,599	670	286	68
Custodian fees	6,904	2,694	3,906	868
Directors fees	5,134	2,031	931	205
Printing	1,068	414	195	41
Miscellaneous	505	205	446	105
Total operating Expenses	46,843	18,254	13,638	3,033
Less fees waived by advisor	(8,026)	(2,961)	0	0
Total operating expenses, net of reimbursements	38,817	15,293	13,638	3,033

NET INVESTMENT INCOME (LOSS)	6,748	(8,842)	14,427	3,086

REALIZED AND UNREALIZED (LOSS) GAIN FROM INVESTMENTS
Change in unrealized (depreciation) in investments	(168,544)	(18,780)	(1,649)	(1,078)
Net realized gain (loss) on investments	425	104,061	(4,277)	0
NET (LOSS) GAIN ON INVESTMENTS	(168,119)	85,281	(5,926)	(1,078)

NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	($161,371)	$76,439	$8,501	$2,008

C/Funds Group, Inc. Statements of Changes in Net Assets
For Six Months Ending June 30, 2005 (Unaudited)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
(DECREASE) INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,748	($8,842)	$14,427	$3,086
Net realized gain (loss) on investments	425	104,061	(4,277)	0
Change in unrealized (depreciation) in investments	(168,544)	(18,780)	(1,649)	(1,078)
Net (decrease) increase in net assets resulting from operations	(161,371)	76,439	8,501	2,008

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(4,925)	0	(14,427)	(3,086)
Return of capital	0	0	(4,588)	(303)
	(4,925)	0	(19,015)	(3,389)

CAPITAL SHARE TRANSACTIONS
Shares sold	134,212	95,023	39,611	64,138
Reinvested distributions	4,547	0	1,524	3,389
Shares redeemed	(444,164)	(62,822)	(689,905)	(107,784)
	(305,405)	32,201	(648,770)	(40,257)

Net (decrease) increase in net assets	($471,701)	$108,640	($659,284)	($41,638)

NET ASSETS
Beginning of year	4,181,545	1,526,814	2,454,825	508,703
End of period	$3,709,844	$1,635,454	$1,795,541	$467,065

For the Year Ending December 31, 2004 (From Audited Financial Statements)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$17,896	($19,177)	$31,984	$5,823
Net realized gain (loss) on investments	25,867	88,074	(894)	0
Change in unrealized appreciation (depreciation) in investments	71,161	145,933	(34,828)	(5,808)
Net increase (decrease) in net assets resulting from operations	114,924	214,830	(3,738)	15

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment income	(17,343)	0	(31,984)	(5,823)
Net realized long-term gain on investments	0	(84,833)	0	0
Return of capital	0	0	(23,625)	(419)
	(17,343)	(84,833)	(55,609)	(6,242)

CAPITAL SHARE TRANSACTIONS
Shares sold	220,243	100,433	240,344	147,708
Reinvested distributions	15,664	44,452	3,517	5,716
Shares redeemed	(283,573)	(81,281)	(1,315,994)	(292,284)
	(47,666)	63,604	(1,072,133)	(138,860)

Net increase (decrease) in net assets	$49,915	$193,601	($1,131,480)	($145,087)

NET ASSETS
Beginning of year	4,131,630	1,333,213	3,586,305	653,790
End of Period	$4,181,545	$1,526,814	$2,454,825	$508,703

C/Funds Group, Inc. Financial Highlights Per Share Data for a Share Outstanding Throughout Each Period
(June 30, 2005 Highlights Are Unaudited)

For the Six Months Ended June 30, 2005, and for the Years Ended December 31, 2004, 2003, 2002, 2001, and 2000

C/Fund
	06/30/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.70	$15.32	$12.87	$13.19	$14.68	$24.62
(Loss) Income from Investment Operations:
Net Investment Income	.03	.07	.06	.17	.14	.06
Net Realized and Unrealized (Loss) Gain on Investments	(.66)	.37	2.42	(.17)	(1.49)	(5.02)
Total from Investment Operations	(.63)	.44	2.48	.00	(1.35)	(4.96)
Distributions
Distributions from Net Investment Income	(.02)	(.06)	(.03)	(.17)	(.14)	(.06)
Distributions from Net Realized Gains on Investments	.00	.00	.00	.00	.00	(4.92)
Distributions from Return of Capital	.00	.00	.00	(.15)	.00	.00
Total Distributions	(.02)	(.06)	(.03)	(.32)	(.14)	(4.98)
Net Asset Value, End of Period	$15.05	$15.70	$15.32	$12.87	$13.19	$14.68

Total Return	-4.01%	2.91%	19.40%	.12%	(9.06%)	(17.20%)

Ratios/Supplemental Data:
Net Assets, End of Period	$3,709,844	$4,181,545	$4,131,630	$3,605,877	$4,217,747	$6,700,163
Operating Expenses to Average Net Assets Before Fee Waiver	1.19%	2.59%	2.67%	2.97%	2.35%	1.83%
Operating Expenses to Average Net Assets After Fee Waiver	.99%	2.00%	2.00%	2.00%	2.00%	1.83%
Investment Income to Average Net Assets Before Expenses	1.16%	2.44%	2.35%	3.28%	3.05%	2.13%
Investment Income to Average Net Assets After Expenses	.17%	.44%	.34%	1.28%	1.05%	.29%
Portfolio Turnover Rate	1.45%	14.38%	9.45%	81.76%	124.36%	100.18%

C/Growth Stock Fund
	06/30/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.84	$11.68	$9.04	$12.07	$14.56	$17.29
Income (Loss) from Investment Operations:
Net Investment (Loss)	(.07)	(.17)	(.14)	(.11)	(.16)	(.19)
Net Realized and Unrealized Gain (Loss) on Investments	.71	2.07	3.26	(2.88)	(2.16)	(.85)
Total from Investment Operations	.64	1.90	3.12	(2.99)	(2.32)	(1.04)
Distributions
Distributions from Net Investment Income	.00	.00	(.42)	.00	.00	(.02)
Distributions from Net Realized Gains on Investments	.00	(.74)	(.06)	(.04)	(.17)	(1.67)
Distributions from Return of Capital	.00	.00	.00	(1) .00	.00	.00
Total Distributions	.00	(.74)	(.48)	(.04)	(.17)	(1.69)
Net Asset Value, End of Period	$13.48	$12.84	$11.68	$9.04	$12.07	$14.56

Total Return	4.98%	16.22%	34.40%	(24.75%)	(15.59%)	(5.33%)

Ratios/Supplemental Data:
Net Assets, End of Period	$1,635,454	$1,526,814	$1,333,213	$995,094	$1,685,064	$3,370,179
Operating Expenses to Average Net Assets Before Fee Waiver	1.18%	2.57%	2.64%	3.08%	2.31%	1.83%
Operating Expenses to Average Net Assets After Fee Waiver	.99%	2.00%	2.00%	2.00%	2.00%	1.83%
Investment Income to Average Net Assets Before Expenses	.42%	.60%	.59%	.99%	.79%	.75%
Investment Income to Average Net Assets After Expenses	(.57%)	(1.39%)	(1.41%)	(.99%)	(1.21%)	(1.07%)
Portfolio Turnover Rate	64.42%	100.56%	152.96%	144.03%	26.46%	46.40%

(1) This amount per share is less than one penny (.01) and is therefore reported as zero (.00).

C/Funds Group, Inc. Financial Highlights Per Share Data for a Share Outstanding Throughout Each Period
(June 30, 2005 Highlights are Unaudited)

For the Six Months Ended June 30, 2005, and for the Years Ended December 31, 2004, 2003, 2002, 2001, and 2000

C/Government Fund
	06/30/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.90	$10.11	$10.20	$10.13	$9.98	$9.79
Income (Loss) from Investment Operations:
Net Investment Income	.07	.11	.10	.11	.36	.47
Net Realized and Unrealized (Loss) Gain on Investments	(.03)	(.13)	(.02)	.15	.15	.19
Total from Investment Operations	.04	(.02)	.08	.26	.51	.66
Distributions
Distributions from Net Investment Income	(.06)	(.11)	(.09)	(.11)	(.36)	(.47)
Distributions from Net Realized Gains on Investments	.00	.00	.00	.00	.00	.00
Distributions from Return of Capital	(.02)	(.08)	(.08)	(.08)	(1) .00	.00
Total Distributions	(.08)	(.19)	(.17)	(.19)	(.36)	(.47)
Net Asset Value, End of Period	$9.86	$9.90	$10.11	$10.20	$10.13	$9.98

Total Return	.30%	(0.16%)	.86%	3.20%	5.48%	8.39%

Ratios/Supplemental Data:
Net Assets, End of Period	$1,795,541	$2,454,825	$3,586,305	$3,072,927	$455,421	$273,279
Operating Expenses to Average Net Assets	.63%	1.11%	1.21%	1.21%	1.16%	.99%
Investment Income to Average Net Assets Before Expenses	1.29%	2.31%	2.20%	2.28%	4.77%	5.87%
Investment Income to Average Net Assets After Expenses	.66%	1.11%	.99%	1.07%	3.62%	4.88%
Portfolio Turnover Rate	21.80%	7.43%	15.45%	24.56%	38.75%	.00%

(1) This amount per share is less than one penny (.01) and is therefore reported as zero (.00).

C/Community Association Reserve Fund
	06/30/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.76	$9.86	$10.07	$10.01	$9.91	$9.85
Income from Investment Operations:
Net Investment Income	.06	.10	.19	.22	.37	.47
Net Realized and Unrealized (Loss) Gain on Investments	(.02)	(.10)	(.17)	.12	.12	.06
Total from Investment Operations	.04	0.0	.02	.34	.49	.53
Distributions
Distributions from Net Investment Income	(.06)	(.10)	(.19)	(.22)	(.37)	(.47)
Distributions from Net Realized Gains on Investments	.00	.00	.00	.00	.00	.00
Distributions from Return of Capital	(.01)	(1) .00	(.04)	(.06)	(.02)	.00
Total Distributions	(.07)	(.10)	(.23)	(.28)	(.39)	(.47)
Net Asset Value, End of Period	$9.73	$9.76	$9.86	$10.07	$10.01	$9.91

Total Return	.45%	.06%	.16%	3.36%	5.02%	5.57%

Ratios/Supplemental Data:
Net Assets, End of Period	$467,065	$508,703	$653,790	$767,359	$775,789	$890,298
Operating Expenses to Average Net Assets	.62%	1.25%	1.22%	1.27%	1.17%	1.02%
Investment Income to Average Net Assets Before Expenses	1.26%	2.27%	3.11%	3.46%	4.86%	5.84%
Investment Income to Average Net Assets After Expenses	.64%	1.02%	1.90%	2.19%	3.71%	4.82%
Portfolio Turnover Rate	.00%	56.97%	17.42%	38.75%	73.00%	19.80%

(1) This amount per share is less than one penny (.01) and is therefore reported as zero (.00).

Fund Expenses

All mutual funds have operating expenses. As a fund shareholder, you incur these ongoing expenses, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets known as the expense ratio. The following examples are intended to help you to understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with those of other mutual funds. The examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. They illustrate your fund's costs in two ways:

  Based on actual fund return. This example is intended to help you estimate the actual expenses you paid over the period. The "Ending Account Value" is derived from the fund's actual return, and the "Expenses Paid During the Period" shows the dollar amount of expenses. You can use this information, together with the amount you actually invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000. For example, if your account value is $8,600, divide that amount by $1,000, and then multiply the result-8.6-by the dollar amount for your fund under the heading "Expenses Paid During Period."

  Based on a hypothetical 5% return. This example is intended to help you compare your fund's costs with those of other mutual funds. It uses the actual expense ratio for your fund, but it assumes a yearly return of 5% before expenses. Because the return used is not the fund's actual return, the results do not apply to your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return for this purpose.

Expense Examples
Fund	Example Type	Beginning Account Value 01/01/05	Ending Account Value 06/30/05	Expenses Paid During Period* 01/01/05-06/30/05
C/Fund	Actual	$1,000.00	$969.79	$9.90
	Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.13
C/Growth Stock	Actual	$1,000.00	$1,014.98	$10.13
	Hypothetical (5% return before expenses)	$1,000.00	$1015.08	$10.13
C/Government	Actual	$1,000.00	$995.22	$6.27
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.34
C/Community Association Reserve	Actual	$1,000.00	$996.08	$6.17
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.24

*Expenses are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect a one-half-year period. Annualized expense ratios for the funds are: C/Fund, 2.00%; C/Growth Stock Fund, 2.00%; C/Government Fund, 1.25%; and C/Community Association Reserve Fund, 1.23%. For actual returns for each fund, refer to the "Performance Summary" above.

Portfolio Holdings

C/Funds Group, Inc. discloses a complete schedule of the portfolio holdings in each of its funds on a quarterly basis during its fiscal year beginning January 1 and ending December 31. The Company publishes second quarter listings in its Semiannual Report dated June 30, and fourth quarter listings in its Annual Report dated December 31. For the first and third quarters, the Company files complete listings with the Securities and Exchange Commission on Form N-Q. You may view the Form N-Q filings on the Commission's web site at http://www.sec.gov and at the Commission's Public Reference Room in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You may also obtain a free copy directly from the Company by calling 800-338-9477. Schedules of investments (portfolio holdings) for each fund as of June 30 are included in this report.

Proxy Voting

To obtain a free copy of the Company's proxy voting policy and procedures, call 800-338-9477. You can also call the same number to obtain a free copy of how the Company voted proxies related to Fund portfolio securities during the most recent 12-month period ending June 30.

Investment Advisory Contract Renewal

In approving the extension of the Investment Advisory Contract between the Company and the Advisor for each fund for the current year, the Board of Directors considered a number of factors, including, but not limited to, the following:

  The nature and quality of the services provided by the Advisor;
  The capability of the Advisor to provide those services;
  The reasonableness of the compensation payable to the Advisor;
  The Funds' performance;
  Each Fund's expense ratio; and
  Comparative information on fees and expenses of similar mutual funds.

Based upon its review, the Board concluded that the Advisor had the ability to manage the Funds effectively. Further, the Board concluded that based on the services the Advisor renders under the Investment Advisory Contracts, that the compensations to be paid to the Advisor were fair and reasonable. Thus, the Board of Directors concluded that it would be in the best interests of the Funds to continue the Investment Advisory Contracts with the Advisor.

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C/Funds Group, Inc.

Item 2: Code of Ethics.
Not required for semi-annual filings.

Item 3: Audit Committee Financial Expert.
Not required for semi-annual filings..

Item 4: Principal Accountant Fees and Services.
Not required for semi-annual filings.

Item 5: Audit Committee of Listed Registrants
Not Applicable.

Item 6: Schedule of Investments
Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable to open-end management investment companies.

Item 9: Submission of Matters to a Vote of Security Holders.
None.

Item 10: Controls and Procedures.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Note:
Roland G. Caldwell, Jr., President of C/Funds Group, Inc., is the sole applicable responding officer for C/Funds Group, Inc.

Item 11: Exhibits.

  Any code of ethics or amendment thereto. Not applicable for semi-annual filings.
  Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
  Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished herewith.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	August 10, 2005

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	August 10, 2005

  Note:
  Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.